Employee Benefits - Summary of Amounts and Types of Plan Assets (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of defined benefit plans [line items]
Cash and cash equivalents	$ 113,020	$ 146,763
Debt instruments	2,080,727	2,029,669
Changes in Defined Benefit Obligations (DBO)
Defined benefit obligations at the beginning of the year	1,372,459,213
Service costs	23,112,133	22,607,470
Change in financial assumptions	(253,363,361)	(4,810,081)
Change in demographic assumptions	15,407,718	2,500,266
For experience during the year	42,539,216	7,921,444
Reductions	0	9,014
Modifications to the pension plan	0	0
Defined benefit liabilities at end of year	$ 1,232,589,895	$ 1,372,459,213
Actuarial assumption of discount rates
Changes in Defined Benefit Obligations (DBO)
Percentage of increase in the assumed variation rate	11.28%	9.42%
Plan Assets
Disclosure of defined benefit plans [line items]
Cash and cash equivalents	$ 113,020	$ 146,763
Debt instruments	2,080,727	2,029,669
Total	2,193,747	2,176,432	$ 2,233,490
Changes in Defined Benefit Obligations (DBO)
Defined benefit obligations at the beginning of the year	1,362,164,696	1,297,920,118
Service costs	15,122,465	22,602,882
Financing costs	123,578,683	117,844,359
Past service costs	7,989,668	14,518
Payments by the fund	(90,758,993)	(81,837,824)
Defined benefit liabilities at end of year	$ 1,222,680,092	$ 1,362,164,696